Fair Value Measurements - Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability (Details)	Jun. 30, 2025	Mar. 26, 2025	Aug. 19, 2024
Probability of business combination [Member]
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	90	90
Underlying ordinary share price [Member]
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	11.1	10.8	9.98
Term (years) [Member]
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	0.25	0.42	7
Risk-free rate [Member]
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	4.41	4.28	3.78
Volatility [Member]
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	28.82	10.73	9